EVENTS AFTER THE REPORTING DATE	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
EVENTS AFTER THE REPORTING DATE
EVENTS AFTER THE REPORTING DATE

NOTE 12: — EVENTS AFTER THE REPORTING DATE

In October 2022, the Israeli subsidiary entered into a term loan agreement with an Israeli bank, pursuant to which the Israeli subsidiary borrowed $2,500, to be repaid no later than March 31, 2023. The term loan bears an interest at Term SOFR rate plus 6.0% per annum payable monthly.

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NOTE 24: — EVENTS AFTER THE REPORTING DATE

a.	On November 3, 2021, the Group signed a purchase agreement to acquire an online customs clearance business in the United States and Canada. The closing took place in February, 2022. The Group acquired all the shares of Clearit Customs Services, Inc., a US company and the digital customs brokerage business assets from its related Canadian company. In consideration, the Group paid at closing a total amount of $5,000 in cash and issued 272,851 Ordinary shares valued at a total amount of $6,573. In addition, the Group may pay up to an additional $3,500 in cash subject to the business achieving certain operating and financial milestones over the next three years. The parties intend to treat the sale and acquisition of the shares of the US company as a sale and purchase of assets pursuant to Section 338(h)(10) of the US Internal Revenue Code.
b.	On May 27, 2022, the Company completed the Group Restructuring — see Note 1a for details.
c.	On May 31, 2022, the Company entered into a business combination agreement (the “BCA”) with Gesher I Acquisition Corp., a Cayman Islands exempted company limited by shares (“Gesher”), Freightos Merger Sub I, a Cayman Islands exempted company limited by shares and a direct, wholly-owned subsidiary of the Company (“Merger Sub I), and Freightos Merger Sub II, a Cayman Islands exempted company limited by shares and a direct, wholly-owned subsidiary of the Company (“Merger Sub II”). Pursuant to the BCA, among other things, Merger Sub I will merge with and into Gesher, with Gesher being the surviving entity. Then, Gesher will merge with and into Merger Sub II with Merger Sub II surviving as a wholly-owned subsidiary of the Company (collectively, the “Transactions”). The Transactions are subject to several conditions as described in the BCA, including the approval of the Transactions by shareholders of Gesher and the Company. Upon consummation of the Transactions, the Company will become a publicly traded company. The former shareholders of Gesher will become shareholders of the Company.
d.	On April 12, 2022, the Israeli subsidiary entered into a loan agreement and related agreements with an Israeli bank, by which the Israeli subsidiary may borrow up to $6,000 based on the Company’s monthly recurring revenue generated by its Solutions business. The Israeli subsidiary pledged for the benefit of the bank the following: (1) a first ranking floating charge, unlimited in amount, over all the assets of the Israeli subsidiary and a fixed charge over the Israeli subsidiary’s registered and unissued share capital; (2) a first ranking fixed charge, unlimited in amount, over the Israeli subsidiary’s intellectual property rights; (3) a first ranking fixed charge, unlimited in amount, over contractual rights to amounts owed to the Israeli subsidiary by either of the US subsidiary, Freightos Limited, or WebCargo. As of the date of these financial statements, the Israeli subsidiary has not made any borrowings under this loan facility.
e.	In October 2022, the Israeli subsidiary entered into a term loan agreement with an Israeli bank, pursuant to which the Israeli subsidiary borrowed $2,500, to be repaid no later than March 31, 2023. The term loan bears an interest at Term SOFR rate plus 6.0% per annum payable monthly.